Summary of Significant Accounting Policies - Schedule of Customer Operating Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Significant Risk and Uncertainties
Operating revenue	¥ 2,771,821	$ 379,738	¥ 2,630,707	¥ 2,801,768
Customer A | Revenue Benchmark | Concentration of Credit Risk
Significant Risk and Uncertainties
Operating revenue				¥ 320,660
Percentage of concentration of credit risk				11.44%
Customer B | Revenue Benchmark | Concentration of Credit Risk
Significant Risk and Uncertainties
Operating revenue				¥ 357,202
Percentage of concentration of credit risk				12.75%